Business Developments (Narrative) (Detail) - Jan. 05, 2015 - Integration of Bank of Ayudhya Public Company Limited and BTMU Bangkok Branch [Member] ¥ in Millions	JPY (¥) shares	THB / shares shares
Noncontrolling Interests [Member]
Business Developments [Line Items]
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind | ¥	¥ 15,269
Capital Surplus [Member]
Business Developments [Line Items]
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind | ¥	¥ (15,269)
Krungsri [Member] | BTMU [Member]
Business Developments [Line Items]
Common stock, issued in exchange for the contribution in kind | shares	1,281,618,026
Shares issued in exchange for the contribution in kind, price per share | THB / shares		THB 40.49
Number of common shares in a subsidiary | shares		5,655,332,146
Percentage of ownership in the shares of a subsidiary	76.88%